Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Other receivables	$ 331	$ 1,100
Subscription receivables	1,100
Amounts due from related parties	196,011	9,740
Cash and cash equivalents	772	1,334
Total current assets	198,214	12,174
Total assets	198,214	12,174
Current liabilities
Accrual	107,800	123,800
Tax payable	2,391	2,510
Amounts due to related parties	215,811	80,178
Total current liabilities	326,002	206,488
Total liabilities	326,002	206,488
Shareholders’ equity
Ordinary shares, $0.00001 par value; 500,000,000 shares authorized; 130,097,000 and 110,000,000 were shares issued and outstanding at June 30, 2023 and December 31, 2022, respectively.	1,301	1,100
Additional paid-in capital	96,999
Accumulated deficit	(223,896)	(195,823)
Accumulated other comprehensive income	(2,192)	409
Total shareholders’ deficit	(127,788)	(194,314)
Total liabilities and shareholders’ equity	$ 198,214	$ 12,174